Inventories - Additional Information (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Classes of current inventories [abstract]
Changes in inventories recognized as expense	₨ 195	₨ 278
Purchases of traded goods recognized as expense	₨ 2,967	₨ 3,832